Summary of Significant Accounting Policies (Details 1) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Sales by Hunan MYT	$ 348,816	$ 51,189
Sales by 39Pu	69,403
Total	$ 418,219	$ 51,189